J.P. MORGAN FUNDS

JPMorgan Systematic Alpha Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 9, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015

Effective April 30, 2015, the JPMorgan Systematic Alpha Fund’s Subsidiary, the “JPM Systematic Alpha Commodities Subsidiary Ltd.” was renamed the “Systematic Alpha Fund CS Ltd.” Therefore, any references to this Subsidiary in the above listed J.P. Morgan Fund’s Prospectuses dated March 1, 2015, are hereby deleted and replaced by the Subsidiary’s new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

SUP-SA-615